Related-party transactions (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Compensation of Key Management Personnel

Compensation of key management personnel

$ millions, for the year ended October 31		2018		2017
	Directors	Senior officers	Directors	Senior officers
Short-term benefits (1)	$2	$23	$2	$23
Post-employment benefits	–	3	–	3
Share-based benefits (2)	2	35	2	54
Termination benefits	–	–	–	14
Total compensation	$4	$61	$4	$94

(1)

Comprises salaries, statutory and non-statutory benefits related to senior officers and fees related to directors recognized during the year. Also includes annual incentive plan payments related to senior officers on a cash basis.

(2)	Comprises grant-date fair values of awards granted in the year (2017: Included awards granted with respect to the acquisition of The PrivateBank, and changes to CIBC’s leadership team).